Inventory, Net - Schedule Of Inventory Current (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Net Inventory	$ 9,178	$ 9,615	$ 4,324
Pellets [Member]
Inventory [Line Items]
Product Inventory	6,318	6,318	5,404
Less: obsolete and expired	(1,416)	(1,356)	(1,080)
Product Inventory Net	4,902	4,962	$ 4,324
Dietary Supplements [Member]
Inventory [Line Items]
Product Inventory	4,472	4,849
Less: obsolete and expired	(196)	(196)
Product Inventory Net	$ 4,276	$ 4,653